Income Taxes - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
PREDECESSOR MILLROSE BUSINESS [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 649.1	$ 210.0